Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents [Line Items]
Bank deposits	$ 491,624	$ 1,052,823
Other monetary funds	209,103	131,633
Cash and cash equivalents	700,727	1,184,456	$ 407,311	$ 520,916
Renminbi [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	666,725	1,167,272
Hong Kong Dollars [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 34,002	$ 17,184